EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communications - 14.5%
Digital Media - 6.3%
Meta Platforms, Inc. - Class A	2,595	$ 1,733,979
Trade Desk, Inc. (The) - Class A (a)	3,808	267,778
		2,001,757
Entertainment - 8.2%
Netflix, Inc. (a)	1,460	1,431,618
Roblox Corporation - Class A (a)	18,600	1,183,704
		2,615,322
Consumer Discretionary - 22.0%
Consumer Leisure - 2.2%
DraftKings, Inc. - Class A (a)	15,600	684,216

E-Commerce - 17.8%
Amazon.com, Inc. (a)	13,850	2,940,078
MercadoLibre, Inc. (a)	620	1,315,559
Shopify, Inc. - Class A (a)	12,625	1,414,000
		5,669,637
Restaurants - 2.0%
Sweetgreen, Inc. - Class A (a)	28,450	647,522

Financials - 5.0%
Financial Services - 5.0%
Affirm Holdings, Inc. - Class A (a)	13,605	872,761
Visa, Inc. - Class A	2,023	733,762
		1,606,523
Health Care - 16.4%
Biotechnology - 6.7%
argenx SE - ADR (a)	1,156	722,119
Krystal Biotech, Inc. (a)	4,140	742,095
Sarepta Therapeutics, Inc. (a)	6,299	672,418
		2,136,632
Medical Technology - 6.5%
Intuitive Surgical, Inc. (a)	1,299	744,522
PROCEPT BioRobotics Corporation (a)	20,626	1,327,076
		2,071,598

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 16.4% (Continued)
Pharmaceuticals - 3.2%
Ascendis Pharma A/S - ADR (a)	6,353	$ 994,753

Industrials - 7.7%
Defense IT & Services - 3.8%
Axon Enterprise, Inc. (a)	1,032	545,360
CACI International, Inc. - Class A (a)	2,030	679,746
		1,225,106
Mobility & Delivery Services - 3.9%
Uber Technologies, Inc. (a)	16,158	1,228,170

Technology - 33.0%
Application Software - 16.9%
HubSpot, Inc. (a)	666	482,178
Monday.com Ltd. (a)	3,825	1,135,145
ServiceNow, Inc. (a)	1,987	1,847,433
Synopsys, Inc. (a)	2,690	1,230,083
Workday, Inc. - Class A (a)	2,565	675,467
		5,370,306
Financial Services Technology - 2.5%
Clearwater Analytics Holdings, Inc. - Class A (a)	24,825	772,058

Infrastructure Software - 8.0%
Microsoft Corporation	6,430	2,552,646

IT Security - 5.6%
CyberArk Software Ltd. (a)	3,585	1,304,402
Zscaler, Inc. (a)	2,465	483,707
		1,788,109

Total Common Stocks (Cost $21,661,894)		$ 31,364,355

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.28% (b) (Cost $433,047)	433,047	$ 433,047

Investments at Value - 100.0% (Cost $22,094,941)		$ 31,797,402

Other Assets in Excess of Liabilities - 0.0% (c)		5,951

Net Assets - 100.0%		$ 31,803,353

A/S	- Aktieselskab
ADR	- American Depositary Receipt
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2025.
(c)	Percentage rounds to less than 0.1%.